Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 37,653	$ 13,494	$ 93,194	$ 65,796
Operating expenses:
Marketing expenses	23,171	8,242	54,611	39,501
Sales and other expenses, including non-employee stock-based compensation of $6 and $0, respectively	2,824	1,207	11,165	14,434
Personnel expenses, including stock-based compensation of $74 and $0, respectively	5,572	4,135	23,422	20,658
General and administrative expenses	2,440	1,687	7,455	7,736
Information technology expenses	1,306	1,025	4,058	3,255
Provision for doubtful accounts receivable and contract assets	207	835	1,874	4,655
Depreciation and amortization	2,817	3,215	12,861	11,414
Total operating expenses	38,337	20,346	115,446	101,653
Loss from operations	(684)	(6,852)	(22,252)	(35,857)
Other income (expense):
Interest income	127	124	505	508
Interest expense	(6,229)	(5,549)	(23,683)	(20,410)
Gain on forgiveness of PPP loan			5,868
Other expense, net	(151)	(9)	980	(17)
Other income, net	(6,253)	(5,434)	(16,330)	(19,919)
Loss before provision for income taxes	(6,937)	(12,286)	(38,582)	(55,776)
Provision for income taxes	(54)	(65)	(323)	14,042
Net income (loss)	$ (6,991)	$ (12,351)	$ (38,905)	$ (41,734)